Inventories (Details) (USD $)	Mar. 31, 2014
Inventories
Inventories	$ 1,058,329
Bunkers
Inventories
Inventories	596,768
Lubricants
Inventories
Inventories	358,381
Victualing
Inventories
Inventories	83,840
Bonded stores
Inventories
Inventories	15,354
Communication cards
Inventories
Inventories	$ 3,986